SUPPLEMENTARY CASHFLOW INFORMATION	12 Months Ended
Dec. 31, 2023
SUPPLEMENTARY CASHFLOW INFORMATION
SUPPLEMENTARY CASHFLOW INFORMATION
22	SUPPLEMENTARY CASHFLOW INFORMATION

Cash flows arising from changes in non-cash working capital are summarized below:

	Year Ended December 31,
Cash flows arising from movement in:	2023	2022
Trade and other receivables	(2,013)	(7,769)
Prepaid expenses and other assets	(133)	(550)
Deferred revenue	(746)	355
Trade payables and other liabilities	2,297	4,269
Other liabilities - non-current	140	49
Changes in working capital	(455)	(3,646)

Significant non-cash transactions from investing and financing activities are as follows:

		Year Ended December 31,
	Note	2023	2022
Investing activities:
Settlement of deferred consideration for Spin through share issuance	8	(1,104)	(1,426)

Financing activity
Settlement of convertible debt through share issuance	7, 8	(2,127)	—

22	SUPPLEMENTARY CASHFLOW INFORMATION (CONTINUED)

During the year ended December 31, 2023, the Company incurred both cash and non-cash interest expense and other financing charges. The following table shows the split as included in the consolidated statement of loss and comprehensive loss:

	Year Ended December 31, 2023
	Cash	Non-cash	Total
Interest income	1	—	1
Interest and financing fees	(213)	—	(213)
Foreign exchange gain (loss)	67	—	67
Lease interest expense	(65)	—	(65)
Accretion expense on deferred consideration	—	(403)	(403)
Accretion expense on convertible debt	—	(1,536)	(1,536)
	(210)	(1,939)	(2,149)

During the year ended December 31, 2022, the Company incurred both cash and non-cash interest expense and other financing charges. The following table shows the split as included in the consolidated statement of loss and comprehensive loss:

	Year Ended December 31, 2022
	Cash	Non-cash	Total
Interest income	13	—	13
Interest and financing fees	(210)	—	(210)
Foreign exchange gain (loss)	(126)	—	(126)
Lease interest expense	(11)	—	(11)
Accretion expense on deferred consideration	—	(316)	(316)
Accretion expense on convertible debt	—	(448)	(448)
	(334)	(764)	(1,098)